Income Taxes (Unrecognized Tax Benefits) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Gross unrecognized tax benefits	$ 14.2	$ 4.5	$ 4.5
Increases related to current year tax position	0.1
Increases related to prior year tax positions	11.5	14.2	0.0
Decreases related to prior year tax positions	(8.2)	(4.5)	0.0
Settlements	0.0	0.0	0.0
Lapse in statute of limitations	0.0	0.0	0.0
Gross unrecognized tax benefits	$ 17.6	$ 14.2	$ 4.5